Comparative Figures	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Comparative Figures [Text Block]	Note 12 – Comparative Figures Certain comparative figures have been reclassified in order to conform to the current period’s financial statement presentation.	Note 11 – Comparative Figures Certain comparative figures have been reclassified in order to conform to the current period’s financial statement presentation.